COMMITMENTS AND CONTINGENCIES (Details Narrative) - SGD ($) $ in Thousands	Aug. 15, 2024	Jul. 17, 2024
Stoppage Of Work [Member]
Loss Contingencies [Line Items]
Damages sought due to stoppage of work		$ 1,720
Vehicle Damage And Related Expenses [Member]
Loss Contingencies [Line Items]
Damages sought due to stoppage of work	$ 84,000,000